SUBSEQUENT EVENTS - Special Meeting (Details) - shares	Dec. 12, 2025	Dec. 11, 2025	May 22, 2025	Apr. 15, 2024
Equity Incentive Plan 2020
SUBSEQUENT EVENTS
Authorized shares, increased			200,000	267
Subsequent events
SUBSEQUENT EVENTS
Authorized shares, increased	500,000,000	200,000,000
Subsequent events | Equity Incentive Plan 2020
SUBSEQUENT EVENTS
Authorized shares, increased	5,000,000